UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): 	[ ] is a restatement.
                             		[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Provident Capital Corp.
Address:		4130 La Jolla Village Drive
			Suite 203
			La Jolla, CA  92037
13F File Number:	028-04927

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Robbins Y. Tong
Title:	President
Phone:	858-623-8459

Signature, Place, and Date of Signing:



Robbins Y. Tong, La Jolla, California		Date

Report Type (Check only one):
[X] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:	0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 35

FORM 13F INFORMATION TABLE VALUE TOTAL:	$96,348,000

LIST OF OTHER INCLUDED MANAGERS: 	NONE

FORM 13F INFORMATION TABLE
                                                  AS OF DATE:  12/31/04

                                                            VALUE      SHARES/  SH  PUT  INVSTMT VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS  CUSIP   (x$1000)    PRN AMT  PRN CALL DSCRETN SOLE   SHARED   NONE
	  --------------	   --------------  -----   ---------   --------	--- ---- ------- -----  -------- ----

AMGEN INC COM                           COM      31162100       432     6728    SH       SOLE     0      0      6728
APPLERA CORP COM APPLIED BIO            COM      38020103      4502     215300  SH       SOLE     0      0      215300
APPLIED MATLS INC COM                   COM      38222105      2864     167500  SH       SOLE     0      0      167500
ARCHER DANIELS MIDLAND                  COM      39483102      4030     180628  SH       SOLE     0      0      180628
ASM LITHOGRAPHY HLDGS N V ORD           COM     N07059111       454     28500   SH       SOLE     0      0      28500
BARRICK GOLD CORP COM                   COM      67901108      8738     360783  SH       SOLE     0      0      360783
CENTRAL VT PUB SVC CORP                 COM     155771108       460     19766   SH       SOLE     0      0      19766
CHEVRONTEXACO CORPORATION               COM     166764100       456     8684    SH       SOLE     0      0      8684
CHINA MOBILE HONG KONG LTD ADR          COM     16941M109      4167     242850  SH       SOLE     0      0      242850
CHUBB CORP                              COM     171232101      2049     26650   SH       SOLE     0      0      26650
COHERENT INC                            COM     192479103      6498     213475  SH       SOLE     0      0      213475
COMPUWARE CORP COM                      COM     205638109       967     150800  SH       SOLE     0      0      150800
CONOCOPHILLIPS COM                      COM     20825C104      8136     93700   SH       SOLE     0      0      93700
CONVERGYS CORP COM                      COM     212485106      4422     295000  SH       SOLE     0      0      295000
DISNEY WALT PRODTNS                     COM     254687106       712     25600   SH       SOLE     0      0      25600
DYNEGY INC NEW CL A                     COM     26816Q101       449     97100   SH       SOLE     0      0      97100
EXXON MOBIL CORP COM                    COM     30231G102       261     5086    SH       SOLE     0      0      5086
GEMSTAR-TV GUIDE INTL INC COM           COM     36866W106      4107     693800  SH       SOLE     0      0      693800
GERON CORP COM                          COM     374163103      3289     412660  SH       SOLE     0      0      412660
HUMANA INC                              COM     444859102      1693     57033   SH       SOLE     0      0      57033
INFINEON TECHNOLOGIES AG ADR S          COM     45662N103       235     21600   SH       SOLE     0      0      21600
INGRAM MICRO INC CL A                   COM     457153104      4951     238050  SH       SOLE     0      0      238050
INTERWOVEN INC COM NEW                  COM     46114T508       147     13500   SH       SOLE     0      0      13500
MCKESSON CORPORATION COM                COM     58155Q103      1875     59600   SH       SOLE     0      0      59600
MILLEA HOLDINGS INC COM                 COM     60032R106      3400     45566   SH       SOLE     0      0      45566
MITSUBISHI TOKYO FINL GROUP SP          COM     606816106      3399     332616  SH       SOLE     0      0      332616
NEWPORT CORP COM                        COM     651824104       235     16700   SH       SOLE     0      0      16700
OLD NATL BANCORP IND COM                COM     680033107       497     19215   SH       SOLE     0      0      19215
PNC BANK CORP COM                       COM     693475105       724     12600   SH       SOLE     0      0      12600
QIAGEN NV ORD                           COM     N72482107      1389     126888  SH       SOLE     0      0      126888
SABRE HLDGS CORP CL A                   COM     785905100      4341     195900  SH       SOLE     0      0      195900
SCHWAB CHARLES CORP NEW COM             COM     808513105      1495     125000  SH       SOLE     0      0      125000
SEMICONDUCTOR MFG INTL CORP SP          COM     81663N206      1832     170100  SH       SOLE     0      0      170100
TIDEWATER INC COM                       COM     886423102      3220     90433   SH       SOLE     0      0      90433
UNOCAL CORP COM                         COM     915289102      9922     229463  SH       SOLE     0      0      229463

LINE COUNT: 35
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